Note 4 - Leases - Balance Sheet Information (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Total right-of-use assets	$ 569,116	$ 486,730
Finance lease liability, current	104,689	102,689
Total lease liabilities	378,726	373,096
Other Noncurrent Assets [Member]
Operating lease right-of-use asset	113,168	4,850
Property, Plant and Equipment, Net [Member]
Finance lease right-of-use asset	455,948	481,880
Accounts Payable and Accrued Liabilities [Member]
Operating lease liability, current	52,270	4,850
Current Portion of Financing Lease [Member]
Finance lease liability, current	104,689	102,689
Other Noncurrent Liabilities [Member]
Operating lease liability, non-current	60,898	0
Finance lease liability, non-current	$ 160,869	$ 265,557